Note 18 - Commitments	12 Months Ended
Dec. 31, 2012
Commitments Disclosure [Text Block]
18.  COMMITMENTS

Lease Commitments

The Company leases office space and certain equipment under non-cancelable operating lease agreements that expire at various dates through December 2016.  For the years ended December 31, 2012, 2011, and 2010, leasing costs charged to income in relation to these agreements were $2,918,000, $2,425,000, and $2,045,000, respectively.  The Company’s office lease provides for periodic rental increases based on the general inflation rate.

As of December 31, 2012, future minimum lease payments under all non-cancelable operating lease agreements were as follows:

Year	Operating Leases

2013	$2,507
2014	1,489
2015	856
2016	76

Total minimum lease payments	$4,928

Purchase obligations and commitments include payments due under various types of license, maintenance and support agreements with contractual terms from 1 to 2 years.  As of December 31, 2012, those purchase commitments were as follows:

(In Thousands)

Year

2013	$2,091
2014	407

Total	$2,498